GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE (EXCLUDING DISCONTINUED OPERATIONS) - Disclosure of detailed information about general and administrative expenses by nature (Details) - CAD ($)
$ in Thousands
	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Selling, general and administrative expense [abstract]
Office and general	$ 11,819	$ 7,942
Wages and benefits	7,611	4,443
Professional fees	5,367	4,636
Depreciation and amortization	1,510	664
Research and development	1,269	409
Travel and accommodation	383	456
Utilities	37	43
Total general and administrative expenses	$ 27,996	$ 18,593